Condensed Combining Financial Information (Condensed Combining Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash provided by/(used for) operating activities	$ (251)	$ (134)	$ 91
Cash flows from investing activities
Capital expenditures	(498)	(473)	(354)
Beneficial interest in transferred receivables	1,010	1,086	865
Acquisition of businesses, net of cash acquired	0	0	(1,207)
Proceeds from sale of businesses, net of cash sold	0	0	33
Proceeds from sale of property, plant and equipment	8	10	7
Net investment hedge settlements	0	0	(11)
Other, net	(24)	10	(10)
Net cash provided by investing activities	496	633	(677)
Cash flows from financing activities
Proceeds from long-term debt	1,054	1,380	1,435
Payments of long-term debt	(1,137)	(1,914)	(900)
Net change in revolving credit facility and short-term debt	95	(32)	(7)
Premiums paid to retire debt	0	(22)	0
Debt issuance costs	(16)	(18)	(18)
Common stock issued	9	10	6
Common stock repurchased	(339)	(8)	(9)
Dividends paid to noncontrolling interests	(93)	(80)	(48)
Contribution from noncontrolling interests	0	4	5
Foreign exchange derivatives related to debt	27	42	(58)
Net cash (used for) provided by financing activities	(400)	(638)	406
Effect of exchange rate changes on cash and cash equivalents	14	(30)	(62)
Net change in cash, cash equivalents and restricted cash	(141)	(169)	(242)
Cash, cash equivalents and restricted cash at January 1	435	576	745	$ 987
Crown Cork & Seal Company, Inc.
Net cash provided by/(used for) operating activities	(251)	(134)	91
Cash flows from investing activities
Capital expenditures	(498)	(473)	(354)
Beneficial interest in transferred receivables	1,010	1,086	865
Acquisition of businesses, net of cash acquired			(1,207)
Proceeds from sale of businesses, net of cash sold			33
Proceeds from sale of property, plant and equipment	8	10	7
Intercompany investing activities	0	0	0
Net investment hedge settlements			(11)
Other, net	(24)	10	(10)
Net cash provided by investing activities	496	633	(677)
Cash flows from financing activities
Proceeds from long-term debt	1,054	1,380	1,435
Payments of long-term debt	(1,137)	(1,914)	(900)
Net change in revolving credit facility and short-term debt	95	(32)	(7)
Net change in long-term intercompany balances	0	0	0
Premiums paid to retire debt		(22)
Debt issuance costs	(16)	(18)	(18)
Common stock issued	9	10	6
Common stock repurchased	(339)	(8)	(9)
Dividends paid	0	0	0
Dividends paid to noncontrolling interests	(93)	(80)	(48)
Contribution from noncontrolling interests		4	5
Foreign exchange derivatives related to debt	27	42	(58)
Net cash (used for) provided by financing activities	(400)	(638)	406
Effect of exchange rate changes on cash and cash equivalents	14	(30)	(62)
Net change in cash, cash equivalents and restricted cash	(141)	(169)
Cash, cash equivalents and restricted cash at January 1	435	576	745	987
Crown Cork & Seal Company, Inc. | Eliminations
Net cash provided by/(used for) operating activities	(38)	(102)
Cash flows from investing activities
Capital expenditures
Beneficial interest in transferred receivables
Acquisition of businesses, net of cash acquired
Proceeds from sale of businesses, net of cash sold
Proceeds from sale of property, plant and equipment
Intercompany investing activities	(235)	(235)	(21)
Net investment hedge settlements
Other, net
Net cash provided by investing activities	(235)	(235)	(21)
Cash flows from financing activities
Proceeds from long-term debt
Payments of long-term debt
Net change in revolving credit facility and short-term debt
Net change in long-term intercompany balances
Premiums paid to retire debt
Debt issuance costs
Common stock issued
Common stock repurchased
Dividends paid	273	337	21
Dividends paid to noncontrolling interests
Contribution from noncontrolling interests
Foreign exchange derivatives related to debt
Net cash (used for) provided by financing activities	273	337	21
Effect of exchange rate changes on cash and cash equivalents
Cash, cash equivalents and restricted cash at January 1
Crown Cork & Seal Company, Inc. | Parent
Net cash provided by/(used for) operating activities	7	63	33
Cash flows from investing activities
Capital expenditures
Beneficial interest in transferred receivables
Acquisition of businesses, net of cash acquired
Proceeds from sale of businesses, net of cash sold
Proceeds from sale of property, plant and equipment
Intercompany investing activities	235	235	(738)
Net investment hedge settlements
Other, net
Net cash provided by investing activities	235	235	(738)
Cash flows from financing activities
Proceeds from long-term debt
Payments of long-term debt
Net change in revolving credit facility and short-term debt
Net change in long-term intercompany balances	88	(300)	708
Premiums paid to retire debt
Debt issuance costs
Common stock issued	9	10	6
Common stock repurchased	(339)	(8)	(9)
Dividends paid
Dividends paid to noncontrolling interests
Contribution from noncontrolling interests
Foreign exchange derivatives related to debt
Net cash (used for) provided by financing activities	(242)	(298)	705
Effect of exchange rate changes on cash and cash equivalents
Cash and Cash Equivalents, Period Increase (Decrease)			(242)
Cash, cash equivalents and restricted cash at January 1
Crown Cork & Seal Company, Inc. | Issuer
Net cash provided by/(used for) operating activities	(58)	(92)	(65)
Cash flows from investing activities
Capital expenditures
Beneficial interest in transferred receivables
Acquisition of businesses, net of cash acquired
Proceeds from sale of businesses, net of cash sold
Proceeds from sale of property, plant and equipment		(1)
Intercompany investing activities			21
Net investment hedge settlements
Other, net
Net cash provided by investing activities		(1)	21
Cash flows from financing activities
Proceeds from long-term debt
Payments of long-term debt	(5)		(17)
Net change in revolving credit facility and short-term debt
Net change in long-term intercompany balances	63	93	61
Premiums paid to retire debt
Debt issuance costs
Common stock issued
Common stock repurchased
Dividends paid
Dividends paid to noncontrolling interests
Contribution from noncontrolling interests
Foreign exchange derivatives related to debt
Net cash (used for) provided by financing activities	58	93	44
Effect of exchange rate changes on cash and cash equivalents
Cash, cash equivalents and restricted cash at January 1
Crown Cork & Seal Company, Inc. | Non- Guarantors
Net cash provided by/(used for) operating activities	(162)	(3)	123
Cash flows from investing activities
Capital expenditures	(498)	(473)	(354)
Beneficial interest in transferred receivables	1,010	1,086	865
Acquisition of businesses, net of cash acquired			(1,207)
Proceeds from sale of businesses, net of cash sold			33
Proceeds from sale of property, plant and equipment	8	11	7
Intercompany investing activities			738
Net investment hedge settlements			(11)
Other, net	(24)	10	(10)
Net cash provided by investing activities	496	634	61
Cash flows from financing activities
Proceeds from long-term debt	1,054	1,380	1,435
Payments of long-term debt	(1,132)	(1,914)	(883)
Net change in revolving credit facility and short-term debt	95	(32)	(7)
Net change in long-term intercompany balances	(151)	207	(769)
Premiums paid to retire debt		(22)
Debt issuance costs	(16)	(18)	(18)
Common stock issued
Common stock repurchased
Dividends paid	(273)	(337)	(21)
Dividends paid to noncontrolling interests	(93)	(80)	(48)
Contribution from noncontrolling interests		4	5
Foreign exchange derivatives related to debt	27	42	(58)
Net cash (used for) provided by financing activities	(489)	(770)	(364)
Effect of exchange rate changes on cash and cash equivalents	14	(30)	(62)
Net change in cash, cash equivalents and restricted cash	(141)	(169)
Cash, cash equivalents and restricted cash at January 1	435	576	745	987
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II
Net cash provided by/(used for) operating activities	(251)	(134)	91
Cash flows from investing activities
Capital expenditures	(498)	(473)	(354)
Beneficial interest in transferred receivables	1,010	1,086	865
Acquisition of businesses, net of cash acquired			(1,207)
Proceeds from sale of businesses, net of cash sold			33
Proceeds from sale of property, plant and equipment	8	10	7
Intercompany investing activities	0	0	0
Net investment hedge settlements			(11)
Other, net	(24)	10	(10)
Net cash provided by investing activities	496	633	(677)
Cash flows from financing activities
Proceeds from long-term debt	1,054	1,380	1,435
Payments of long-term debt	(1,137)	(1,914)	(900)
Net change in revolving credit facility and short-term debt	95	(32)	(7)
Net change in long-term intercompany balances	0	0	0
Premiums paid to retire debt		(22)
Debt issuance costs	(16)	(18)	(18)
Common stock issued	9	10	6
Common stock repurchased	(339)	(8)	(9)
Dividends paid	0	0	0
Dividends paid to noncontrolling interests	(93)	(80)	(48)
Contribution from noncontrolling interests		4	5
Foreign exchange derivatives related to debt	27	42	(58)
Net cash (used for) provided by financing activities	(400)	(638)	406
Effect of exchange rate changes on cash and cash equivalents	14	(30)	(62)
Net change in cash, cash equivalents and restricted cash	(141)	(169)	(242)
Cash, cash equivalents and restricted cash at January 1	435	576	745	987
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Eliminations
Net cash provided by/(used for) operating activities	(100)	(152)
Cash flows from investing activities
Capital expenditures
Beneficial interest in transferred receivables
Acquisition of businesses, net of cash acquired
Proceeds from sale of businesses, net of cash sold
Proceeds from sale of property, plant and equipment
Intercompany investing activities	(535)	(385)	(86)
Net investment hedge settlements
Other, net
Net cash provided by investing activities	(535)	(385)	(86)
Cash flows from financing activities
Proceeds from long-term debt
Payments of long-term debt
Net change in revolving credit facility and short-term debt
Net change in long-term intercompany balances
Premiums paid to retire debt
Debt issuance costs
Common stock issued
Common stock repurchased
Dividends paid	635	537	86
Dividends paid to noncontrolling interests
Contribution from noncontrolling interests
Foreign exchange derivatives related to debt
Net cash (used for) provided by financing activities	635	537	86
Effect of exchange rate changes on cash and cash equivalents
Cash, cash equivalents and restricted cash at January 1
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Parent
Net cash provided by/(used for) operating activities	7	63	33
Cash flows from investing activities
Capital expenditures
Beneficial interest in transferred receivables
Acquisition of businesses, net of cash acquired
Proceeds from sale of businesses, net of cash sold
Proceeds from sale of property, plant and equipment
Intercompany investing activities	235	235	(738)
Net investment hedge settlements
Other, net
Net cash provided by investing activities	235	235	(738)
Cash flows from financing activities
Proceeds from long-term debt
Payments of long-term debt
Net change in revolving credit facility and short-term debt
Net change in long-term intercompany balances	88	(300)	708
Premiums paid to retire debt
Debt issuance costs
Common stock issued	9	10	6
Common stock repurchased	(339)	(8)	(9)
Dividends paid
Dividends paid to noncontrolling interests
Contribution from noncontrolling interests
Foreign exchange derivatives related to debt
Net cash (used for) provided by financing activities	(242)	(298)	705
Effect of exchange rate changes on cash and cash equivalents
Cash, cash equivalents and restricted cash at January 1
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Issuer
Net cash provided by/(used for) operating activities	(30)	23	(34)
Cash flows from investing activities
Capital expenditures
Beneficial interest in transferred receivables
Acquisition of businesses, net of cash acquired
Proceeds from sale of businesses, net of cash sold
Proceeds from sale of property, plant and equipment
Intercompany investing activities			15
Net investment hedge settlements			(11)
Other, net
Net cash provided by investing activities			4
Cash flows from financing activities
Proceeds from long-term debt	750	700	750
Payments of long-term debt	(1,015)	(1,181)	(722)
Net change in revolving credit facility and short-term debt
Net change in long-term intercompany balances	263	468	(12)
Premiums paid to retire debt		(22)
Debt issuance costs	(15)	(9)	(10)
Common stock issued
Common stock repurchased
Dividends paid
Dividends paid to noncontrolling interests
Contribution from noncontrolling interests
Foreign exchange derivatives related to debt
Net cash (used for) provided by financing activities	(17)	(44)	6
Effect of exchange rate changes on cash and cash equivalents
Net change in cash, cash equivalents and restricted cash	(47)	(21)	(24)
Cash, cash equivalents and restricted cash at January 1	36	83	104	128
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Guarantors
Net cash provided by/(used for) operating activities	83	143	6
Cash flows from investing activities
Capital expenditures	(102)	(127)	(80)
Beneficial interest in transferred receivables
Acquisition of businesses, net of cash acquired
Proceeds from sale of businesses, net of cash sold
Proceeds from sale of property, plant and equipment	1	4	2
Intercompany investing activities	300	150	71
Net investment hedge settlements
Other, net	(20)	10	(10)
Net cash provided by investing activities	179	37	(17)
Cash flows from financing activities
Proceeds from long-term debt	9
Payments of long-term debt	(7)
Net change in revolving credit facility and short-term debt
Net change in long-term intercompany balances	(261)	(180)	11
Premiums paid to retire debt
Debt issuance costs
Common stock issued
Common stock repurchased
Dividends paid
Dividends paid to noncontrolling interests
Contribution from noncontrolling interests
Foreign exchange derivatives related to debt
Net cash (used for) provided by financing activities	(259)	(180)	11
Effect of exchange rate changes on cash and cash equivalents
Net change in cash, cash equivalents and restricted cash	3
Cash, cash equivalents and restricted cash at January 1	3
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Non- Guarantors
Net cash provided by/(used for) operating activities	(211)	(211)	86
Cash flows from investing activities
Capital expenditures	(396)	(346)	(274)
Beneficial interest in transferred receivables	1,010	1,086	865
Acquisition of businesses, net of cash acquired			(1,207)
Proceeds from sale of businesses, net of cash sold			33
Proceeds from sale of property, plant and equipment	7	6	5
Intercompany investing activities			738
Net investment hedge settlements
Other, net	(4)	0	0
Net cash provided by investing activities	617	746	160
Cash flows from financing activities
Proceeds from long-term debt	295	680	685
Payments of long-term debt	(115)	(733)	(178)
Net change in revolving credit facility and short-term debt	95	(32)	(7)
Net change in long-term intercompany balances	(90)	12	(707)
Premiums paid to retire debt
Debt issuance costs	(1)	(9)	(8)
Common stock issued
Common stock repurchased
Dividends paid	(635)	(537)	(86)
Dividends paid to noncontrolling interests	(93)	(80)	(48)
Contribution from noncontrolling interests		4	5
Foreign exchange derivatives related to debt	27	42	(58)
Net cash (used for) provided by financing activities	(517)	(653)	(402)
Effect of exchange rate changes on cash and cash equivalents	14	(30)	(62)
Net change in cash, cash equivalents and restricted cash	(97)	(148)	(218)
Cash, cash equivalents and restricted cash at January 1	$ 396	$ 493	$ 641	$ 859